Significant Events - Additional Information (Detail)			12 Months Ended
	Aug. 08, 2018	Aug. 06, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 BRL (R$)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2018 BRL (R$)	Jun. 29, 2018 USD ($)	Jun. 25, 2018 USD ($)	Jun. 25, 2018 BRL (R$)
Disclosure of significant events [Line items]
Funding provided during the period			$ 142,000,000
Settlement claim			$ 3,503,000,000		$ 3,609,000,000
Samarco dam failure [member]
Disclosure of significant events [Line items]
Percentage of charges recognised in Group's results			100.00%	100.00%
Funding provided during the period			$ 80,000,000
Additional share of losses			80,000,000		134,000,000	$ 655,000,000
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			1,285,000,000		1,057,000,000	1,200,000,000
Provision paid			285,000,000		$ 308,000,000
Samarco dam failure [member] | Dam Stabilisation and Expert Costs [member]
Disclosure of significant events [Line items]
Provision paid			4,000,000
Samarco dam failure [member] | State Prosecutors in Minas Gerais [member]
Disclosure of significant events [Line items]
Settlement claim			2,000,000,000				R$ 7,500,000,000
Samarco dam failure [member] | State Prosecutors in Esprito Santo [member]
Disclosure of significant events [Line items]
Settlement claim			520,000,000				2,000,000,000
Samarco dam failure [member] | Public defenders in Minas Gerais [member]
Disclosure of significant events [Line items]
Settlement claim			2,600,000,000				10,000,000,000
Samarco dam failure [member] | Preliminary Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [Line items]
Preliminary agreement suspended amount			$ 2,000,000,000	R$ 7,700,000,000
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [Line items]
Term of agreement			15 years	15 years
Samarco dam failure [member] | Governance Agreement [member] | Public civil claim [member]
Disclosure of significant events [Line items]
Settlement claim									$ 5,200,000,000	R$ 20,000,000,000
Preliminary agreement suspended amount			$ 310,000,000	R$ 1,200,000,000
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [Line items]
Settlement claim									$ 40,000,000,000	R$ 155,000,000,000
Suspension period of claim	2 years
Settlement agreement [member] | United States class action complaint [member]
Disclosure of significant events [Line items]
In-principle settlement agreement amount		$ 50,000,000
Samarco Mineracao S.A. [member]
Disclosure of significant events [Line items]
Percentage of interest in joint venture investment			50.00%	50.00%	50.00%
Additional share of losses						$ 655,000,000
Samarco Mineracao S.A. [member] | Framework agreement [member]
Disclosure of significant events [Line items]
Commitments			$ 1,878,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [Line items]
Provision paid			200,000,000		$ 300,000,000
Commitments			1,100,000,000		1,500,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Social Contribution Levy [Member]
Disclosure of significant events [Line items]
Settlement claim			1,400,000,000				5,400,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian corporate income tax rate [Member]
Disclosure of significant events [Line items]
Settlement claim			1,100,000,000				R$ 4,200,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [Line items]
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			2,600,000,000		2,100,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Insurance bonds [Member]
Disclosure of significant events [Line items]
Interim security amount preliminary agreement			335,000,000	R$ 1,300,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Liquid assets [Member]
Disclosure of significant events [Line items]
Interim security amount preliminary agreement			25,000,000	100,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Charge over assets [Member]
Disclosure of significant events [Line items]
Interim security amount preliminary agreement			210,000,000	800,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Allocated within next four years [Member]
Disclosure of significant events [Line items]
Interim security amount preliminary agreement			$ 50,000,000	R$ 200,000,000
Allocation period			4 years	4 years
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [Line items]
Announced funding obligations under the Framework Agreement								$ 158,000,000
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			$ 1,300,000,000		$ 1,100,000,000
Percentage of remaining costs expected to be incurred by December 2020			65.00%	65.00%
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Governance Agreement [member]
Disclosure of significant events [Line items]
Term of agreement			30 months	30 months
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Governance Agreement [member] | Top of range [Member]
Disclosure of significant events [Line items]
Interim security amount preliminary agreement			$ 570,000,000	R$ 2,200,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [Line items]
Percentage of interest in joint venture investment			50.00%	50.00%
Adjustment in joint venture investment
Funding provided during the period			80,000,000
Additional share of losses			80,000,000
Dividends received			0
Profits available for distribution			0
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [Line items]
Undrawn amount			16,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Dam Stabilisation and Expert Costs [member]
Disclosure of significant events [Line items]
Provision paid			4,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Short-term facility [Member]
Disclosure of significant events [Line items]
Commitments			$ 53,000,000